Financial Assets and Financial Liabilities (Cash and Cash Equivalents) (Details) - CNY (¥) ¥ in Thousands		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents [abstract]
Cash deposits with a related party	[1]	¥ 67,015	¥ 22,082
Cash at bank and on hand		7,382,684	8,719,811
Cash and cash equivalents		¥ 7,449,699	¥ 8,741,893	¥ 7,504,266	¥ 5,440,623

[1]	Cash deposits with a related party were cash deposits at Sinopec Finance Company Limited ("Sinopec Finance"), which is a financial institution.